Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income (loss) for the year before tax	$ (28)	$ 6,717
Accretion expense	326	304
Gain on change in reclamation and remediation provision		(1,523)
Amortization of borrowing costs	72	880
Depreciation and depletion of mineral property, plant and equipment	5,120	8,728
Depreciation of right-of-use assets	93	67
Loss (gain) on loan modification	(322)	98
Loss on fair value of derivative financial instrument Special warrant	5,717
Interest and accretion on debt	2,158	2,727
Interest expense on lease liabilities	18	7
Loss on sale of equipment		19
Stock-based compensation	693	459
Unrealized foreign exchange loss (gain)	17	(2,018)
Adjustments of operating activities	13,864	16,465
Changes in non-cash working capital
Accounts payable and accrued liabilities	2,141	1,450
Trade and other receivables	(434)	(2,526)
Inventories	(1,464)	(967)
Other current assets	(1,532)	(780)
Unrealized gain on derivative		648
Net cash generated in operating activities	12,575	14,290
Financing activities
Proceeds from credit agreement with EXIM	4,305
Repayment of credit facility	(10,170)	(22,000)
Proceeds from related party loan		16,500
Repayment of related party promissory note	(5,000)
Debt interest payments	(1,793)	(1,707)
Payment of lease liabilities	(95)	(67)
Payment of transaction costs		(18)
Advance on equipment facility	4,732
Repayment of equipment facility	(1,649)
Proceeds from development agencies	2,000
Repayment of loans from development agencies	(51)
Gross proceeds from warrants	15,000
Proceeds from options exercised	252
Net cash generated (used) by financing activities	7,531	(7,292)
Investing activities
Additions to mineral properties, plant and equipment	(12,674)	(1,820)
Proceeds from disposal of equipment		45
Net cash used by investing activities	(12,674)	(1,775)
Effect of foreign exchange on cash and cash equivalents	(111)	(91)
Increase in cash and cash equivalents	7,321	5,132
Cash and cash equivalents, beginning of year	10,163	5,031
Cash and cash equivalents, end of year	$ 17,484	$ 10,163